Employee benefit obligation - Provision for the Retirement Indemnity (Details) - Employee benefit obligation - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of defined benefit plans [line items]
Provision, beginning balance	€ 142	€ 189
Service cost	31	39
Interests cost	1	2
Actuarial gains and losses	14	(89)
Provision, ending balance	€ 188	€ 142